Operating Segment Information and Concentrations of Risk - Summary of Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Net sales	$ 3,777.1	$ 3,614.7	$ 2,908.7
Operating income	741.4	682.6	472.8
Depreciation and amortization	172.6	161.8	135.0
Total Identifiable Assets	4,479.1	4,243.2
Operating Segments
Segment Reporting Information [Line Items]
Operating income	903.5	930.5	719.0
Total Identifiable Assets	2,979.7	2,622.6
General Corporate
Segment Reporting Information [Line Items]
Operating income	(162.1)	(247.9)	(246.2)
Depreciation and amortization	1.8	2.8	2.8
Total Identifiable Assets	1,499.4	1,620.6
North America Fiber Cement
Segment Reporting Information [Line Items]
Net sales	2,787.6	2,551.3	2,040.2
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Operating income	767.5	741.2	585.5
Depreciation and amortization	126.1	114.4	89.1
Total Identifiable Assets	1,672.9	1,434.8
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Net sales	539.2	574.9	458.2
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Operating income	142.8	160.8	124.8
Depreciation and amortization	14.7	13.6	13.9
Total Identifiable Assets	509.7	429.1
Europe Building Products
Segment Reporting Information [Line Items]
Net sales	450.3	488.5	410.3
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Operating income	26.5	62.9	37.6
Depreciation and amortization	28.0	29.8	28.0
Total Identifiable Assets	781.5	745.2
Research and Development | Operating Segments
Segment Reporting Information [Line Items]
Operating income	(33.3)	(34.4)	(28.9)
Depreciation and amortization	2.0	1.2	$ 1.2
Total Identifiable Assets	$ 15.6	$ 13.5